Employee benefits - Analysis of net period cost (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee benefits
Current service cost	$ 4,977	$ 3,657	$ 2,421
Interest cost on benefit obligation	1,424	1,000	701
Net period cost	$ 6,401	$ 4,657	$ 3,122